29. Lease of use (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease Of Use Details 3
Total lease income	$ 130,851	$ 108,228	$ 76,417